Commitments (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Commitments [Abstract]
Commitment for payment	$ 9,360,653
Disclosure of other provisions [line items]
Commitment for payment	$ 9,360,653
Commitment term	2 years
Other liabilities	$ 123,985		$ 847,215
Repayment, maximum	400,000
Overhead repayment	$ 100,000
Annual installment of gross sales of product, percent	5.00%	5.00%
Annual installment of annual product sales	$ 100,000
BRACELET-1 collaboration agreement
Disclosure of other provisions [line items]
Other receivables		$ 0		$ 1,500,000
Other liabilities	$ 97,381		$ 652,306